INFORMATION ABOUT COMPONENTS OF EQUITY - Parent company investment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
INFORMATION ABOUT COMPONENTS OF EQUITY
Capital contributions	$ 2,585,580	$ 294,041	$ 1,572,235	$ 48,083,838
Intangible contributed	2,049,823	623,022	2,105,616
Preferred shares contributed	(3,277,615)		3,331,534
Incorporation of financial debt		(15,475,410)	(5,000,000)	15,569,028
Financed payment to Rizobacter sellers				(13,182,575)
Recognized contribution	$ 1,357,788	$ (14,558,347)	$ 2,009,385	$ 50,470,291